As filed with the Securities and Exchange Commission on October 21, 2004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
Annual Report of Proxy Voting Record of Registered Management Investment Company

                    Investment Company Act File No. 811-9575

                            MEEHAN MUTUAL FUNDS, INC.
      (Exact Name of Registrant as Specified in Articles of Incorporation)

                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                    (Address of Principal Executive Offices)

                                 1-888-545-2128
              (Registrant's Telephone Number, including Area Code)

                           THOMAS P. MEEHAN, PRESIDENT
                               1900 M Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

                       Date of fiscal year end: October 31

        Date of Reporting Period: Twelve-month period ended June 30, 2004

     Form N-PX is to be used by a registered investment management company, other than a small business investment company registered on Form N-5 (s.s.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31, of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended, June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden of the Secretary, Securities of Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s. 3507.

ITEM 1.  PROXY VOTING RECORD

Meehan Focus Fund
VOTE SUMMARY REPORT
July 1, 2003 - June 30, 2004


--------------------------------------------------------------------------------

Issuer:  MITY ENTERPRISES, INC.                     CUSIP: 606850105
Ticker:  MITY
Meeting Date:  8/5/04     Vote Cast? Yes
Vote Date:  7/8/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------
1. Election of Directors                     For         For          Mgmt
2. Adopt incentive stock option plan         For         For          Mgmt
3. Adopt stock purchase plan                 For         For          Mgmt
4. Ratify appointment of independent         For         For          Mgmt
      auditors
5. Allow shareholders to select              Against     Against      ShrHolder
      auditors
--------------------------------------------------------------------------------


Issuer:  MANUGISTICS GROUP, INC.                    CUSIP:  565011103
Ticker:  MANU
Meeting Date:  7/22/04    Vote Cast? Yes
Vote Date:  6/24/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Approval 2004 Emp. Stock Purch. Plan      For         For          Mgmt
3. Approval of ratification of appt. of
   Deloitte & Touche LLP as ind. Auditors
   for FY ending 2/28/05                     For         For          Mgmt


--------------------------------------------------------------------------------

Issuer:  CARMAX, INC.                               CUSIP:  14130102
Ticker:  KMX
Meeting Date:  6/29/04    Vote Cast? Yes
Vote Date:  6/4/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Approval of amendment to Carmax, Inc.
   2002 Employee Stock Purchase Plan         For         For          Mgmt

-----------------------------------------------------------------------------

Issuer:  DEVON ENERGY CORPORATION                   CUSIP:  25179M103
Ticker:  DVN
Meeting Date:  6/8/04     Vote Cast? Yes
Vote Date:  6/1/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Ratify the appt. of KPMG as the co.'s
   indpendent auditor for year ending
   12/21/04                                  For         For          Mgmt
3. Revise Dir. election vote threshold       Against     For          Mgmt


--------------------------------------------------------------------------------

Issuer: LIBERTY MEDIA CORPORATION                   CUSIP:  530718105
Ticker: L
Meeting Date:  6/9/04     Vote Cast? Yes
Vote Date: 6/1/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Approval of the Liberty Media Corp.
   2000 Incentive Plan                       For         Against      Mgmt
3. Ratification of KPMG LLP as indpendent
   auditors for FY ended 12/31/04            For         For          Mgmt


--------------------------------------------------------------------------------

Issuer:  SIX FLAGS, INC.                            CUSIP:  83001P109
Ticker:  PKS
Meeting Date:  6/1/04     Vote Cast? Yes
Vote Date: 5/28/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Proposal to approve the adoption of
   the Co.'s 2004 stock option and
   incentive plan                            For         Against      Mgmt
3. Proposal to ratify the selection of

    KPMG LLP as co.'s independent public
    accts for year ending 12/31/04           For         For          Mgmt


--------------------------------------------------------------------------------

Issuer: HILTON HOTELS CORPORATION                   CUSIP:  432848109
Ticker:  HLT
Meeting Date:  5/27/04    Vote Cast? Yes
Vote Date: 5/25/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Ratification of Ernst & Young LLP as
   the co.'s independent auditors            For         For          Mgmt
3. Approval of zCo.'s 2004 Omnibus Equity
   Compensation Plan                         For         Against      Mgmt
4. Approval of co.'s annual incentive
   plan                                      For         For          Mgmt
5. Proposal concerning Board
   declassification                          Against     For          ShrHolder
6. Proposal concerning Board independence    Against     For          ShrHolder


--------------------------------------------------------------------------------

Issuer: CABLEVISION SYSTEMS CORPORATION             CUSIP:  12686C109
Ticker:  CSC
Meeting Date:  5/25/04    Vote Cast? Yes
Vote Date: 5/22/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Proposal to ratify and approve the
   appt. of KPMG LLP, as indep. Auditors
   of the co. for FY 2004.                   For         For          Mgmt
--------------------------------------------------------------------------------

Issuer: TIFFANY & CO.                               CUSIP:  886547108
Ticker:  TIF
Meeting Date:  5/20/04    Vote Cast? Yes
Vote Date: 5/14/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Approval of appointment of
   PriceWaterhouseCoopers LLP as indep.
   auditors of the Co.'s FY '04 fin stmts    For         For          Mgmt

--------------------------------------------------------------------------------


Issuer: ALLIED WASTE INDUSTRIES, INC.               CUSIP:  019589308
Ticker:  AW
Meeting Date:  5/21/04    Vote Cast? Yes
Vote Date: 5/13/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Proposal to ratify
   PriceWaterhouseCoopers LLP  as co.'s
   independent auditor for FY 2004           For         For          Mgmt
3. Proposal to expense the costs of all
   future stock options issues by co. in
   the co.'s annual income statement         Against     For          Mgmt
4. Proposal that the co. disclose the
   effects of efforts to oppose
   privatization on its bus. strategy        Against     Against      Mgmt


--------------------------------------------------------------------------------

Issuer:  FIRST DATA CORPORATION                     CUSIP:  319963104
Ticker:  FDC
Meeting Date:  5/19/04    Vote Cast? Yes
Vote Date: 5/13/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. The ratification of the selection of
   Ernst & Young LLP as indep. Auditors
   of the co. for 2004                       For         For          Mgmt

--------------------------------------------------------------------------------

Issuer:  METHANEX CORPORATION                       CUSIP:  59151K108
Ticker:  MEOH
Meeting Date:  5/13/04    Vote Cast? Yes
Vote Date: 5/10/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For           Mgmt
2. Re-appoint KPMG LLP, Chartered
   Accountants, auditors of the co. for
   the ensuing year                          For         For           Mgmt
3. Authorizing the Directors to fix the
   remuneration of the auditors              For         For           Mgmt


--------------------------------------------------------------------------------

Issuer: OFFICE DEPOT, INC.                          CUSIP:  676220106
Ticker:  ODP
Meeting Date:  5/14/04    Vote Cast? Yes
Vote Date: 5/6/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For           Mgmt
2. Amendment of co.'s long-term equity
   incentive plan to increase the no. of
   shares auth. for issuance under the
   plan by 15,000,000 shares                 For         Against       Mgmt
3. Ratification of appt. of Deloitte &
   Touche LLP as the co.'s independent
   public accountants                        For         For           Mgmt


--------------------------------------------------------------------------------

Issuer: MGIC INVESTMENT CORPORATION                 CUSIP:  552848103
Ticker:  MTG
Meeting Date:  5/13/04    Vote Cast? Yes
Vote Date: 5/6/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Ratify the appt. of

   PriceWaterhouseCoopers LLP
   as indenpendent accts of the corp.        For         For          Mgmt

--------------------------------------------------------------------------------


Issuer: CVS CORPORATION                             CUSIP:  126650100
Ticker:  CVS
Meeting Date:  5/12/04    Vote Cast? Yes
Vote Date: 5/6/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Proposal to approve an amendment to
   the co.'s 1997 incentive comp. plan       For         Against      Mgmt
3. Proposal to ratify the appt. of KPMG
   LLP as CVS's independent auditors for
   FY ending 1/1/05                          For         For          Mgmt
4. Proposal regarding executive comp.        Against     For          ShrHolder

-----------------------------------------------------------------------------


Issuer: LEUCADIA NATIONAL CORPORATION               CUSIP:  527288104
Ticker:  LUK
Meeting Date:  5/11/04    Vote Cast? Yes
Vote Date: 5/6/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Approval of the amendment to the Co.'s
   certificate of inc. extending the exp.
   date of certain restrictions on the
   transferability of the co.'s common
   shares to 12/31/04                        For         For          Mgmt
3. Ratification of the selection of
   PriceWaterhouseCoopers LLP as indep.
   accts of the co. for 2004                 For         For          Mgmt

--------------------------------------------------------------------------------


Issuer:  GANNET CO., INC.                           CUSIP:  364730101
Ticker:  GCI
Meeting Date:  5/4/04     Vote Cast? Yes
Vote Date: 5/3/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Proposal to ratify
   PriceWaterhouseCoopers LLP as the
   co.'s auditors                            For         For          Mgmt
3. Proposal to amend 2001 Omnibus
   Incentive Compensation Plan               For         Against      Mgmt
4. Proposal concerning executive comp.       Against     For          ShrHolder

--------------------------------------------------------------------------------


Issuer: CATELLUS DEVELOPMENT CORPORATION            CUSIP:  149113102
Ticker:  CDX
Meeting Date:  5/4/04     Vote Cast? Yes
Vote Date: 5/3/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt

--------------------------------------------------------------------------------


Issuer: BRINK'S COMPANY                             CUSIP:  109696104
Ticker:  BCO
Meeting Date:  5/7/04     Vote Cast? Yes
Vote Date: 5/3/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Approval of KPMG LLP as independent
   public accountants                        For         For          Mgmt
3. Approval of amend. and restatement of
   the Brink's Company's 1994 Employee
   Stock Purchase Plan                       For         For          Mgmt
4. Approval of the amend. of the Brink's
   Company's Directors' stock
   accumulation plan                         For         For          Mgmt

--------------------------------------------------------------------------------

Issuer: ILLINOIS TOOL WORKS INC.                    CUSIP:  452308109
Ticker:  ITW
Meeting Date:  5/7/04     Vote Cast? Yes
Vote Date: 5/3/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Ratification of the appt. of Deloitte
   & Touche LLP                              For         For          Mgmt

--------------------------------------------------------------------------------


Issuer:  FRONTIER OIL CORPORATION                   CUSIP:  35914P105
Ticker:  FTO
Meeting Date:  4/15/04    Vote Cast? No
Vote Date:

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         Not Voted    Mgmt
2. To ratify appt. of Deloitte & Touche
   LLP, independent certified public
   accountants, as the co.'s auditors
   for year ending 12/31/04                  For         Not voted    Mgmt


--------------------------------------------------------------------------------

Issuer:  GENERAL ELECTRIC COMPANY                   CUSIP:  369604103
Ticker:  GE
Meeting Date:  4/28/04    Vote Cast? Yes
Vote Date: 4/12/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

A. Elect Directors                           For         For          Mgmt
B. Independent Auditor                       For         For          Mgmt
C. Revenue measurement added to exec.
   officer performance goals                 For         For          Mgmt

1. Cumulative Voting                         Against     Against      ShrHolder
2. Animal Testing                            Against     Against      ShrHolder

3. Nuclear Risk                              Against     Against      ShrHolder
4. Report on PCB Cleanup Costs               Against     Against      ShrHolder
5. Offshore Sourcing                         Against     Against      ShrHolder
6. Sustainability Index                      Against     Against      ShrHolder
7. Compensation Committee Independence       Against     For          ShrHolder
8. Pay Disparity                             Against     Against      ShrHolder
9. End Stock Options and Bonuses             Against     For          ShrHolder
10.Limit Outside Directorships               Against     Against      ShrHolder
11.Independent Board Chairman                Against     For          ShrHolder
12.Explore Sale of Company                   Against     Against      ShrHolder
13.Holding Stock from Stock Options          Against     For          ShrHolder
14.Board Independence                        Against     For          ShrHolder
15.Political Contributions                   Against     Against      ShrHolder


--------------------------------------------------------------------------------

Issuer:  AES CORPORATION                            CUSIP:  00130H105
Ticker:  AES
Meeting Date:  4/28/04         Vote Cast? Yes
Vote Date: 4/12/04

#  Proposal                                  Mgt Rec    Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Ratification of the independent
   auditor (Deloitte & Touche LLP)           For         For          Mgmt

--------------------------------------------------------------------------------


Issuer: HUBBELL INCORPORATED                        CUSIP:  443510201
Ticker:  HUBB
Meeting Date:  5/3/04          Vote Cast? Yes
Vote Date: 4/12/04

#  Proposal                                  Mgmt Rec   Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Ratification of the selection of
   PriceWaterhouseCoopers LLP as
   Independent auditors for 2004             For         For          Mgmt

-----------------------------------------------------------------------------


Issuer: BERKSHIRE HATHAWAY INC.                     CUSIP:  084670207
Ticker:  BRKB
Meeting Date:  5/1/04          Vote Cast? Yes
Vote Date: 4/12/04

#  Proposal                                  Mgmt Rec   Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Proposal to approve the stockholder
   proposal with respect to political
   contributions                             Against     Against      ShrHolder


-----------------------------------------------------------------------------

Issuer:  AMERICAN ELECTRIC POWER COMPANY  CUSIP:  025537101
Ticker:  AEP
Meeting Date:  4/27/04         Vote Cast? Yes
Vote Date: 4/12/04

#  Proposal                                  Mgmt Rec   Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Ratification of independent auditors      For         For          Mgmt
3. Proposal re: severance agreements for
   executives                                Against     For          ShrHolder
4. Proposal re: supplemental exec
   retirement plans                          Against     For          ShrHolder
5. Proposal allowing independent auditors
   to perform only audit and audit
   related work                              Against     Against      ShrHolder
6. Proposal re: term limits for Directors    Against     Against      ShrHolder


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Issuer: PERKINELMER, INC.                           CUSIP:  714046109
Ticker:  PKI
Meeting Date:  4/27/04         Vote Cast? Yes
Vote Date: 4/12/04

#  Proposal                                  Mgmt Rec   Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Ratify the appt. of Deloitte & Touche
   LLP as Perkinelmer's independent
   auditors for the current fiscal year      For         For          Mgmt

3. Proposal to establish a policy of
   expensing in the co.'s annual income
   stmt the costs of all future stock
   options issued by the co.                 Against     For          ShrHolder


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Issuer: BRISTOL-MYERS SQUIBB COMPANY      CUSIP:  110122108
Ticker:  BMY
Meeting Date:  5/4/04          Vote Cast? Yes
Vote Date: 4/6/04

#  Proposal                                  Mgmt Rec   Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Appt. of independent auditors             For         For          Mgmt
3. Publication of political contributions    Against     Against      Mgmt
4. Prohibition of political contributions    Against     Against      Mgmt
5. Separation of Chairman and CEO
   positions                                 Against     For          Mgmt
6. HIV/AIDS - TB - Malaria                   Against     Against      Mgmt
7. Director vote threshold                   Against     For          Mgmt


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Issuer: CENDANT CORPORATION                         CUSIP:  151313103
Ticker:  CD
Meeting Date:  4/20/04         Vote Cast? Yes
Vote Date: 4/6/04

#  Proposal                                  Mgmt Rec   Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. To approve amendments to the articles
   of incorporation and by-laws of the
   co. to eliminate classification of the
   Board of Directors of the co.             For         For          Mgmt

3. To ratify and approve the appt. of
   Deloitte & Touche LLP as the co.'s
   independent auditor for the year
   ending 12/31/04                           For         For          Mgmt
4. Proposal re: the seperation of the
   offices of CEO and Chairman               Against     For          ShrHolder
5. Proposal re: CEO compensation             Against     For          ShrHolder


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Issuer: ROWAN COMPANIES                             CUSIP:  779382100
Ticker:  RDC
Meeting Date: 4/22/04 Vote Cast? Yes
Vote Date: 4/6/04

#  Proposal                                  Mgmt Rec   Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt

-----------------------------------------------------------------------------


Issuer: PFIZER INC.                                 CUSIP:  717081103
Ticker:  PFE
Meeting Date:  4/22/04         Vote Cast? Yes
Vote Date: 4/6/04

#  Proposal                                  Mgmt Rec   Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Proposal to approve the appt. of KPMG
   LLP as independent auditors for 2004      For         For          Mgmt
3. Proposal to approve the Pfizer Inc.
   Stock Plan                                For         Against      Mgmt
4. Proposal requesting review of the
   economic effect of HIV/AIDS, TB and
   Malaria pandemics on the co.'s
   business strategy                         Against     Against      ShrHolder
5. Proposal relating to political
   contributions                             Against     Against      ShrHolder

6. Proposal relating to an annual report
   on corporate resources devoted to
   supporting political entities             Against     Against      ShrHolder
7. Proposal seeing to impose term limits
   on Directors                              Against     Against      ShrHolder
8. Proposal requesting a report on
   increasing access to Pfizer products      Against     Against      ShrHolder
9. Proposal on stock options                 Against     For          ShrHolder
10.Proposal on in vitro testing              Against     Against      ShrHolder


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Issuer: PROGRESSIVE CORPORATION                     CUSIP: 743315103
Ticker:  PGR
Meeting Date:  4/16/04         Vote Cast? Yes
Vote Date: 4/6/04

#  Proposal                                  Mgmt Rec   Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Proposal to approve an amendment to
   the co.'s code of regulations to allow
   the Board of Directors to authorize
   the co. to issue shares w/o issuing
   physical certificates                     For         For          Mgmt
3. Proposal to approve the Progressive
   Corp. 2004 Executive Bonus Plan           For         Against      Mgmt
4. Proposal to ratify the appt. of
   PriceWaterhouseCoopers LLP as the
   co.'s independent auditor for 2004        For         For          Mgmt


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Issuer:  ANHEUSER-BUSCH COMPANIES                   CUSIP:  035229103
Ticker:  BUD
Meeting Date:  4/28/04         Vote Cast? Yes
Vote Date: 4/6/04

#  Proposal                                  Mgmt Rec   Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt

2. Approval of independent auditors          For         For          Mgmt

-----------------------------------------------------------------------------


Issuer:  EQUIFAX INC.                                         CUSIP:  294429105
Ticker:  EFX
Meeting Date:  4/28/04         Vote Cast? Yes
Vote Date: 4/6/04

#  Proposal                                  Mgmt Rec   Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt


-----------------------------------------------------------------------------

Issuer: THE MONY GROUP INC.                         CUSIP:  615337102
Ticker:  MNY
Meeting Date: 2/24/04 Vote Cast? Yes
Vote Date: 2/1/04

#  Proposal                                  Mgmt Rec   Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. The adoption of the agreement and plan
   of merger, dated as of 9/17/03, among
   AXA Financial Inc., AIMA Acquisition
   Co. and The Mony Group Inc.,
   providing for the merger of all
   wholly owned subsidiary of AXA
   Financial with and into Mony              For         Against      Mgmt
2. The approval of any proposal to
   postpone or adjourn the special mtg
   to a later date to solicit  additional
   proxies in favor of proposal 1 in the
   event there are not sufficient votes
   for approval of proposal 1 at the
   special meeting.                          For         Against      Mgmt
3. The approval of the stockholder
   proposal, if presented at the special
   mtg, as described in the proxy stmt       Against     Against      ShrHolder


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Issuer:  IDT CORPORATION                            CUSIP:  448947309
Ticker:  IDT
Meeting Date:  12/15/03        Vote Cast? Yes
Vote Date: 12/1/03

#  Proposal                                  Mgmt Rec   Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Approval of Amendments to the co.'s
   1996 stock option and incentive plan,
   as amended and restated, that will (I)
   permit the grant of deferred stock
   units under the plan, (II) permit the
   grant of restricted stock to
   non-employee directors and (III)
   increase the number of shares of the
   co.'s class B common stock available
   by an additional 3,000,000 shares         For         For          Mgmt
3. Approval of the co.'s employee stock
   purchase plan                             For         For          Mgmt
4. Approval of the grant of options to
   purchase up to an aggregate of 965,000
   shares of the co.'s class B common
   stock granted outside of the co.'s
   1996 stock option and incentive plan,
   as amended and restated, to certain
   officers and directors of the co.         For         Against      Mgmt
5. Ratification of the appointment of
   Ernst & Young LLP, as the co.'s
   independent auditors for the FY ending
   7/31/04                                   For         For          Mgmt


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Issuer:  IDT CORPORATION                            CUSIP:  448947101
Ticker:  IDT
Meeting Date:  12/15/03        Vote Cast? Yes
Vote Date: 12/1/03

#  Proposal                                  Mgmt Rec   Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Approval of Ammendments to the co.'s
   1996 stock option and incentive plan,
   as amended and restated, that will (I)
   permit the grant of deferred stock
   units under the plan, (II) permit the
   grant of restricted stock to
   non-employee directors and (III)
   increase the number of shares of the
   co.'s class B common stock available
   by an additional 3,000,000 shares         For         For          Mgmt
3. Approval of the co.'s employee stock
   purchase plan                             For         For          Mgmt
4. Approval of the grant of options to
   purchase up to an aggregate of 965,000
   shares of the co.'s class B common
   stock granted outside of the co.'s
   1996 stock option and incentive plan,
   as amended and restated, to certain
   officers and directors of the co.         For         Against      Mgmt
5. Ratification of the appointment of
   Ernst & Young LLP, as the co.'s
   independent auditors for the FY
   ending 7/31/04                            For         For          Mgmt


-----------------------------------------------------------------------------

Issuer:  ALLIED WASTE INDUSTRIES, INC.    CUSIP:  019589308
Ticker:  AW
Meeting Date:  12/18/03        Vote Cast? Yes
Vote Date: 11/19/03

#  Proposal                                  Mgmt Rec   Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Approval of the issuance of shares of
   our common stock in exchange for
   shares of our series A convertible
   preferred stock pursuant to an
   exchange agreement between the
   company and holders of the preferred
   stock.                                    For         For          Mgmt

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Issuer:  AUTOMATIC DATA PROCESSING, INC.  CUSIP:  053015103
Ticker:  ADP
Meeting Date:  11/11/03        Vote Cast? Yes
Vote Date: 9/3/03

#  Proposal                                  Mgmt Rec   Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         For          Mgmt
2. Approval of amendments to the co.'s
   2000 key employee's stock options plan    For         For          Mgmt

3. Approval of the amendment to the co.'s
   employees' saving-stock purchase plan     For         For          Mgmt
4. Approval of the co.'s 2003 director
   stock plan                                For         For          Mgmt
5. Appt. of Deloitte & Touche LLP            For         For          Mgmt


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Issuer: MANUGISTICS GROUP, INC.                     CUSIP:  565011103
Ticker:  MANU
Meeting Date:  7/29/03         Vote Cast? Yes
Vote Date: 6/18/03

#  Proposal                                  Mgmt Rec   Vote Cast     Sponsor
--------------------------------------------------------------------------------

1. Elect Directors                           For         Withheld     Mgmt
1.1   Elect Director Joseph H. Jacovini      For         For          Mgmt
1.2   Elect Director Gregory J. Owens        For         For          Mgmt
1.3   Elect Director Thomas A. Skelton       For         For          Mgmt
2. Amend Stock Option Plan                   For         Against      Mgmt
3. Ratify Auditors                           For         For          Mgmt

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          MEEHAN MUTUAL FUNDS, INC.

                                          By:   /s/ Thomas P. Meehan
                                                --------------------
                                                Thomas P. Meehan
                                                President


Date: October 21, 2004